UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
BELL, BOYD & LLOYD, LLP
70 W. MADISON ST.
SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.65%
	Aerospace & Defense - 2.38%
1,653,400	Hexcel Corp. (a)	$12,218,626
1,090,000	Kaman Corp.	19,761,700
1,345,000	Ladish Co., Inc. (a)(c)	18,628,250
1,183,500	Teledyne Technologies, Inc. (a)	52,724,925
		103,333,501
	Auto Components - 0.36%
1,490,000	Midas, Inc. (a)(c)	15,630,100
	Beverages - 0.01%
20,000	Dr. Pepper Snapple Group, Inc. (a)	325,000
	Building Products - 0.43%
2,000,000	Quanex Building Products Corp. (c)	18,740,000
	Capital Markets - 4.78%
605,000	Cowen Group, Inc. (a)	3,847,800
1,025,000	Epoch Holding Corp.	7,779,750
61,000	Gamco Investors, Inc.	1,666,520
802,500	Greenhill & Co., Inc. (b)	55,990,425
1,010,000	Invesco Ltd.	14,584,400
1,315,000	Investment Technology Group, Inc. (a)	29,876,800
682,500	Piper Jaffray Companies (a)	27,136,200
305,500	Pzena Investment Management, Inc. (b)	1,289,210
1,361,000	SWS Group, Inc.	25,790,950
1,165,000	Thomas Weisel Partners Group, Inc. (a)	5,498,800
2,200,000	Waddell & Reed Financial, Inc.	34,012,000
		207,472,855
	Chemicals - 3.21%
1,340,000	Arch Chemicals, Inc. (c)	34,933,800
1,760,000	Ashland, Inc.	18,497,600
1,460,000	Koppers Holdings, Inc. (c)	31,565,200
1,335,000	Sensient Technologies Corp.	31,879,800
1,170,000	Zep, Inc. (c)	22,592,700
		139,469,100
	Commercial Banks - 4.37%
795,000	BankFinancial Corp.	8,101,050
654,440	Beneficial Mutual Bancorp, Inc. (a)	7,362,450
705,000	Cathay General Bancorp (b)	16,743,750
835,000	IBERIABANK Corp. (c)	40,080,000
957,500	MB Financial, Inc.	26,762,125
1,200,000	PrivateBancorp, Inc. (b)	38,952,000
2,082,500	Webster Financial Corp. (b)	28,696,850
1,107,500	Wintrust Financial Corp.	22,781,275
		189,479,500
	Commercial Services & Supplies - 1.49%
1,735,000	Cenveo, Inc. (a)(b)	7,720,750
765,000	GP Strategies Corp. (a)	3,442,500
1,535,000	Layne Christensen Co. (a)(c)	36,855,350
612,500	Mac-Gray Corp. (a)	3,981,250
662,000	Standard Parking Corp. (a)	12,803,080
		64,802,930
	Construction & Engineering - 5.10%
1,504,000	AECOM Technology Corp. (a)	46,217,920
1,220,000	Chicago Bridge & Iron Co.	12,261,000
1,230,000	Foster Wheeler Ltd. (a)	28,757,400
1,360,000	Granite Construction, Inc.	59,744,800
903,000	Integrated Electrical Services, Inc. (a)(c)	7,910,280
1,450,000	McDermott International, Inc. (a)	14,326,000
1,590,000	Quanta Services, Inc. (a)	31,482,000
1,005,000	The Shaw Group, Inc. (a)	20,572,350
		221,271,750
	Construction Materials - 0.84%
1,058,000	Texas Industries, Inc. (b)	36,501,000
	Containers & Packaging - 0.15%
1,345,000	Temple-Inland, Inc.	6,456,000
	Diversified Consumer Services - 0.11%
225,000	Brink's Home Security Holdings, Inc. (a)	4,932,000
	Diversified Financial Services - 1.31%
1,425,000	GATX Corp.	44,132,250
1,549,000	MarketAxess Holdings, Inc. (a)	12,639,840
		56,772,090
	Diversified Telecommunication Services - 0.53%
6,975,000	Fairpoint Communications, Inc. (b)(c)	22,878,000
	Electric Utilities - 5.57%
1,154,800	Black Hills Corp.	31,133,408
1,502,500	Cleco Corp.	34,302,075
1,365,000	Hawaiian Electric Industries	30,221,100
1,255,000	ITC Holdings Corp.	54,818,400
867,500	Otter Tail Corp.	20,238,775
2,250,000	Portland General Electric Co.	43,807,500
1,325,000	Westar Energy, Inc.	27,175,750
		241,697,008
	Electrical Equipment - 3.52%
1,334,000	Acuity Brands, Inc.	46,569,940
1,040,000	AZZ, Inc. (a)(c)	26,104,000
850,000	General Cable Corp. (a)(b)	15,036,500
1,305,000	Regal Beloit Corp.	49,576,950
665,000	Woodward Governor Co.	15,308,300
		152,595,690
	Energy Equipment & Services - 3.97%
1,930,000	Allis-Chalmers Energy, Inc. (a)(c)	10,615,000
1,339,000	Basic Energy Services, Inc. (a)	17,460,560
1,185,000	Dresser-Rand Group, Inc. (a)	20,441,250
3,340,000	Key Energy Services, Inc. (a)	14,729,400
721,000	Lufkin Industries, Inc.	24,874,500
1,820,000	Natural Gas Services Group, Inc. (a)(c)	18,436,600
3,470,000	Pioneer Drilling Co. (a)(c)	19,327,900
1,915,000	Superior Well Services, Inc. (a)(c)	19,150,000
1,825,000	Tesco Corp. (a)	13,030,500
1,680,000	Willbros Group, Inc. (a)	14,229,600
		172,295,310
	Food Products - 6.46%
1,525,000	Chiquita Brands International, Inc. (a)	22,539,500
1,840,000	Flowers Foods, Inc.	44,822,400
565,000	The J. M. Smucker Co.	24,498,400
1,947,500	Lance, Inc. (c)	44,675,650
930,000	Ralcorp Holdings, Inc. (a)	54,312,000
1,605,000	Tootsie Roll Industries, Inc. (b)	41,104,050
1,785,000	TreeHouse Foods, Inc. (a)(c)	48,623,400
		280,575,400
	Gas Utilities - 1.49%
1,622,500	South Jersey Industries, Inc. (c)	64,656,625
	Health Care Equipment & Supplies - 0.96%
2,545,000	Hill-Rom Holdings, Inc. (b)	41,890,700
	Health Care Providers & Services - 2.44%
1,750,000	AmerisourceBergen Corp.	62,405,000
430,000	Emeritus Corp. (a)(b)	4,312,900
2,490,000	Pharmerica Corp. (a)(c)	39,018,300
		105,736,200
	Health Care Technology - 1.05%
3,000,000	IMS Health, Inc.	45,480,000
	Hotels, Restaurants & Leisure - 3.82%
2,665,000	CKE Restaurants, Inc.	23,132,200
5,710,000	Denny's Corp. (a)(c)	11,362,900
880,000	DineEquity, Inc. (b)(c)	10,172,800
1,610,000	Gaylord Entertainment Co. (a)(b)	17,452,400
2,225,000	Interstate Hotels & Resorts, Inc. (a)(c)	1,535,250
2,160,000	Marcus Corp. (c)	35,056,800
1,385,000	Orient-Express Hotels Ltd.	10,609,100
1,462,500	Red Lion Hotels Corp. (a)(c)	3,480,750
1,380,000	Vail Resorts, Inc. (a)(b)	36,708,000
1,411,483	Wendys Arbys Group, Inc.	6,972,726
1,420,000	Wyndham Worldwide Corp.	9,301,000
		165,783,926
	Industrial Conglomerates - 0.45%
1,130,000	Walter Industries, Inc.	19,786,300
	Insurance - 4.33%
687,400	Arthur J. Gallagher & Co.	17,810,534
1,085,000	Covanta Holding Corp. (a)	23,826,600
1,555,000	Hanover Insurance Group, Inc.	66,818,350
2,205,000	HCC Insurance Holdings, Inc.	58,983,750
1,905,000	Meadowbrook Insurance Group, Inc.	12,268,200
90,000	PartnerRe Ltd.	6,414,300
40,000	Reinsurance Group of America, Inc. (a)	1,712,800
		187,834,534
	IT Services - 0.45%
1,565,000	Wright Express Corp. (a)	19,719,000
	Machinery - 18.56%
1,964,000	Actuant Corp. - Class A	37,355,280
1,430,000	Albany International Corp. (c)	18,361,200
1,985,000	Altra Holdings, Inc. (a)(c)	15,701,350
1,220,000	American Railcar Industries, Inc. (b)(c)	12,846,600
1,000,000	Ampco-Pittsburgh Corp. (c)	21,700,000
1,162,500	Bucyrus International, Inc. - Class A	21,529,500
1,137,500	CIRCOR International, Inc. (c)	31,281,250
2,450,000	Colfax Corp. (a)(c)	25,455,500
1,200,000	EnPro Industries, Inc. (a)(c)	25,848,000
2,870,000	Federal Signal Corp. (c)	23,562,700
525,000	Flowserve Corp.	27,037,500
1,455,000	Gardner Denver, Inc. (a)	33,959,700
1,885,000	Graco, Inc.	44,731,050
1,960,000	Greenbrier Companies, Inc. (c)	13,465,200
910,000	John Bean Technologies Corp. (a)	7,434,700
615,000	Joy Global, Inc.	14,077,350
1,367,500	Kaydon Corp.	46,973,625
1,070,000	L.B. Foster Co. (a)(c)	33,469,600
725,000	Lindsay Manufacturing Co. (b)(c)	23,047,750
1,355,000	Manitowoc Company, Inc.	11,734,300
1,712,500	Mueller Water Products, Inc. - Class A (b)	14,385,000
1,705,000	Mueller Water Products, Inc. - Class B	14,390,200
1,375,000	RBC Bearings, Inc. (a)(c)	27,885,000
1,845,000	Robbins & Myers, Inc. (c)	29,833,650
965,000	Sun Hydraulics Corp. (c)	18,180,600
1,515,000	Tennant Co. (c)	23,331,000
815,000	Terex Corp. (a)	14,115,800
1,965,000	Titan International, Inc. (c)	16,211,250
1,347,500	Trinity Industries, Inc. (b)	21,236,600
562,500	Valmont Industries, Inc.	34,515,000
1,590,000	Watts Water Technologies, Inc. - Class A (c)	39,702,300
1,560,000	Westinghouse Air Brake Technologies Corp.	62,010,000
		805,368,555
	Media - 0.11%
1,287,500	Carmike Cinemas, Inc. (c)	4,699,375
	Metals & Mining - 4.21%
1,835,000	A.M. Castle & Co. (c)	19,873,050
1,920,000	AMCOL International Corp. (b)(c)	40,224,000
1,200,000	Brush Engineered Materials, Inc. (a)(c)	15,264,000
1,000,000	Compass Minerals International, Inc.	58,660,000
747,500	Haynes International, Inc. (a)(c)	18,403,450
865,000	Kaiser Aluminum Corp.	19,479,800
735,000	Universal Stainless & Alloy Products, Inc. (a)(c)	10,650,150
		182,554,450
	Multiline Retail - 0.21%
2,075,000	Saks, Inc. (a)(b)	9,088,500
	Multi-Utilities - 0.67%
176,000	Florida Public Utilities Co.	1,849,760
1,090,000	Vectren Corp.	27,260,900
		29,110,660
	Oil, Gas & Consumable Fuels - 7.24%
1,022,500	Carrizo Oil & Gas, Inc. (a)	16,462,250
1,207,500	Comstock Resources, Inc. (a)	57,054,375
660,000	Contango Oil & Gas Company (a)	37,158,000
1,142,500	Encore Acquisition Co. (a)	29,156,600
2,675,000	EXCO Resources, Inc. (a)	24,235,500
1,732,500	Goodrich Petroleum Corp. (a)	51,888,375
1,280,000	Penn Virginia Corp.	33,254,400
2,315,000	Petrohawk Energy Corp. (a)	36,183,450
835,000	Range Resources Corp.	28,715,650
		314,108,600
	Paper & Forest Products - 1.18%
450,000	Deltic Timber Corp.	20,587,500
1,280,000	Neenah Paper, Inc. (c)	11,315,200
1,690,000	Wausau Paper Corp.	19,333,600
		51,236,300
	Personal Products - 0.14%
85,000	Chattem, Inc. (a)(b)	6,080,050
	Real Estate - 0.25%
1,125,000	Forestar Real Estate Group, Inc. (a)	10,710,000
	Road & Rail - 2.28%
505,300	Amerco, Inc. (a)	17,448,009
1,850,000	Genesee & Wyoming, Inc. (a)(c)	56,425,000
1,180,000	Kansas City Southern (a)	22,479,000
202,000	Providence & Worcester Railroad Co.	2,421,980
		98,773,989
	Specialty Retail - 1.46%
2,582,500	Maidenform Brands, Inc. (a)(c)	26,212,375
3,595,000	Sally Beauty Holdings, Inc. (a)	20,455,550
2,007,500	Stage Stores, Inc. (c)	16,561,875
		63,229,800
	Textiles, Apparel & Luxury Goods - 0.39%
1,327,500	Hanesbrands, Inc. (a)	16,925,625
	Thrifts & Mortgage Finance - 3.37%
1,175,000	Brookline Bancorp, Inc.	12,513,750
350,000	Citizens First Bancorp, Inc.	735,000
624,625	Danvers Bancorp, Inc.	8,351,236
635,000	First Financial Northwest, Inc. (b)	5,930,900
2,040,000	First Niagara Financial Group, Inc.	32,986,800
1,146,500	Home Federal Bancorp, Inc. (c)	12,290,480
2,505,000	NewAlliance Bancshares, Inc.	32,990,850
1,427,500	Provident Financial Services, Inc.	21,840,750
1,815,000	Westfield Financial, Inc. (c)	18,730,800
		146,370,566
	TOTAL COMMON STOCKS (Cost $6,159,099,835)	$4,324,370,989

	EXCHANGE-TRADED FUNDS - 0.27%
	Banks - 0.27%
400,000	SPDR KBW Regional Banking ETF	$11,664,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,892,415)	$11,664,000
Principal
Amount
	INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LENDING - 1.35%
$58,500,000	ING Financial Repurchase Agreement, (Dated 12/31/08), 0.04%, due
	10/01/2008, (Repurchased proceeds $58,500,130); [Collateralized by
	$59,830,000, United States Treasury Bill, 10/22/2009 (Market Value
	$59,674,441)]
	Total Investments Purchased with Cash Proceeds From	$58,500,000
	Securities Lending (Cost $58,500,000)	$58,500,000
Shares
	SHORT TERM INVESTMENTS - 0.00%
	Investment Companies - 0.00%
559	Fidelity Institutional Government Portfolio	$558
	TOTAL SHORT TERM INVESTMENTS (Cost $558)	$558

	Total Investments (Cost $6,228,492,808) (d) - 101.27%	$4,394,535,547
	Liabilities in Excess of Other Assets - (1.27)%	(55,006,827)
	TOTAL NET ASSETS - 100.00%	$4,339,528,720

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of security is out on loan. See Note 1 of the Notes to the Schedule of Investments.
(c)	Affiliated Company. See Note 2 of the Notes to the Schedule of Investments.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.84%
	Aerospace & Defense - 2.05%
98,400	KBR, Inc.	$1,495,680
	Beverages - 2.67%
120,000	Dr. Pepper Snapple Group, Inc. (a)	1,950,000
	Capital Markets - 6.60%
175,000	Invesco Ltd.	2,527,000
100,000	Janus Capital Group, Inc.	803,000
50,000	Lazard Ltd.	1,487,000
		4,817,000
	Chemicals - 2.67%
43,500	FMC Corp.	1,945,755
	Commercial Banks - 3.18%
280,000	Synovus Financial Corp.	2,324,000
	Computers & Peripherals - 2.49%
122,500	Teradata Corp. (a)	1,816,675
	Construction & Engineering - 9.67%
71,300	AECOM Technology Corp. (a)	2,191,049
66,000	Foster Wheeler Ltd. (a)	1,543,080
110,000	Quanta Services, Inc. (a)	2,178,000
56,000	The Shaw Group, Inc. (a)	1,146,320
		7,058,449
	Construction Materials - 5.27%
24,500	Martin Marietta Materials, Inc.	2,378,460
42,500	Texas Industries, Inc.	1,466,250
		3,844,710
	Containers & Packaging - 2.07%
42,900	AptarGroup, Inc.	1,511,796
	Diversified Financial Services - 4.27%
73,000	Leucadia National Corp.	1,445,400
61,000	NYSE Euronext, Inc.	1,670,180
		3,115,580
	Diversified Telecommunication Services - 2.85%
238,000	Frontier Communications Corp.	2,080,120
	Electric Utilities - 2.62%
56,500	Allegheny Energy, Inc.	1,913,090
	Electrical Equipment - 2.61%
63,000	AMETEK, Inc.	1,903,230
	Energy Equipment & Services - 3.37%
53,000	FMC Technologies, Inc. (a)	1,262,990
52,500	Helmerich & Payne, Inc.	1,194,375
		2,457,365
	Health Care Providers & Services - 3.42%
70,000	AmerisourceBergen Corp.	2,496,200
	Household Durables - 5.08%
126,000	Leggett & Platt, Inc.	1,913,940
45,600	Snap-On, Inc.	1,795,728
		3,709,668
	Independent Power Producers & Energy Traders - 1.79%
180,000	Calpine Corp. (a)	1,310,400
	Industrial Conglomerates - 0.74%
30,800	Walter Industries, Inc.	539,308
	Insurance - 5.10%
97,500	Covanta Holding Corp. (a)	2,141,100
89,000	Fidelity National Financial, Inc.	1,579,750
		3,720,850
	IT Services - 3.87%
107,000	Broadridge Financial Solutions, Inc.	1,341,780
92,300	Metavante Technologies, Inc.	1,486,953
		2,828,733
	Machinery - 13.64%
58,000	Dover Corp.	1,909,360
50,700	Harsco Corp.	1,403,376
67,500	IDEX Corp.	1,630,125
42,000	ITT Corp.	1,931,580
55,000	Joy Global, Inc.	1,258,950
95,000	Manitowoc Company, Inc.	822,700
58,000	Terex Corp. (a)	1,004,560
		9,960,651
	Multi-Utilities - 2.00%
34,000	Integrys Energy Group, Inc.	1,461,320
	Oil, Gas & Consumable Fuels - 5.99%
49,000	Consol Energy, Inc.	1,400,420
52,500	Plains Exploration & Production Co. (a)	1,220,100
51,000	Range Resources Corp.	1,753,890
		4,374,410
	Road & Rail - 1.54%
59,000	Kansas City Southern (a)	1,123,950
	Thrifts & Mortgage Finance - 3.28%
150,000	Hudson City Bancorp, Inc.	2,394,000
	TOTAL COMMON STOCKS (Cost $99,350,262)	$72,152,940

	SHORT TERM INVESTMENTS - 1.93%
	Investment Companies - 1.93%
1,408,412	Fidelity Institutional Government Portfolio	$1,408,412
	TOTAL SHORT TERM INVESTMENTS (Cost $1,408,412)	$1,408,412

	Total Investments (Cost $100,758,674) (b) - 100.77%	$73,561,352
	Liabilities in Excess of Other Assets - (0.77)%	(563,622)
	TOTAL NET ASSETS - 100.00%	$72,997,730

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.52%
	Aerospace & Defense - 1.23%
53,000	KBR, Inc.	$805,600
	Auto Components - 0.58%
24,000	WABCO Holdings, Inc.	378,960
	Beverages - 1.29%
52,000	Dr. Pepper Snapple Group, Inc. (a)	845,000
	Capital Markets - 4.53%
92,663	Epoch Holding Corp.	703,312
43,000	Invesco Ltd.	620,920
85,000	Pzena Investment Management, Inc.	358,700
28,000	Stifel Financial Corp. (a)	1,283,800
		2,966,732
	Chemicals - 4.84%
41,000	Ashland, Inc.	430,910
18,000	FMC Corp.	805,140
27,000	Koppers Holdings, Inc.	583,740
70,000	Zep, Inc.	1,351,700
		3,171,490
	Commercial Banks - 1.04%
50,000	Marshall & Ilsley Corp.	682,000
	Commercial Services & Supplies - 5.54%
25,000	The Brink's Co.	672,000
30,000	Brink's Home Security Holdings, Inc. (a)	657,600
58,000	Duff & Phelps Corp. - Class A (a)	1,108,960
94,000	Hill International, Inc. (a)	661,760
58,000	United Rentals, Inc. (a)	528,960
		3,629,280
	Computers & Peripherals - 2.02%
43,000	NCR Corp. (a)	608,020
48,000	Teradata Corp. (a)	711,840
		1,319,860
	Construction & Engineering - 11.20%
63,000	ABB Ltd. - ADR	945,630
39,000	AECOM Technology Corp. (a)	1,198,470
63,000	Chicago Bridge & Iron Co.	633,150
30,000	Foster Wheeler Ltd. (a)	701,400
133,000	Furmanite Corporation (a)	716,870
140,000	Great Lakes Dredge & Dock Corp.	581,000
50,000	Integrated Electrical Services, Inc. (a)	438,000
58,000	McDermott International, Inc. (a)	573,040
88,000	Orion Marine Group, Inc. (a)	850,080
34,000	The Shaw Group, Inc. (a)	695,980
		7,333,620
	Construction Materials - 2.69%
10,000	Martin Marietta Materials, Inc.	970,800
23,000	Texas Industries, Inc.	793,500
		1,764,300
	Consumer Finance - 1.16%
80,000	Discover Financial Services	762,400
	Containers & Packaging - 2.11%
26,200	AptarGroup, Inc.	923,288
95,000	Temple-Inland, Inc.	456,000
		1,379,288
	Diversified Telecommunication Services - 1.23%
92,000	Frontier Communications Corp.	804,080
	Electric Utilities - 1.28%
26,000	ALLETE, Inc.	839,020
	Electrical Equipment - 3.71%
25,000	Acuity Brands, Inc.	872,750
230,000	Magnetek, Inc. (a)	552,000
26,500	Regal Beloit Corp.	1,006,735
		2,431,485
	Energy Equipment & Services - 2.16%
34,000	Halliburton Co.	618,120
55,000	Tesco Corp. (a)	392,700
48,000	Willbros Group, Inc. (a)	406,560
		1,417,380
	Food & Staples Retailing - 1.32%
30,000	CVS Caremark Corp.	862,200
	Food Products - 1.39%
21,000	The J. M. Smucker Co.	910,560
	Health Care Equipment & Supplies - 1.36%
24,500	Covidien Ltd.	887,880
	Health Care Providers & Services - 3.97%
41,000	Air Methods Corp. (a)	655,590
35,000	AmerisourceBergen Corp.	1,248,100
18,000	McKesson Corp.	697,140
		2,600,830
	Hotels, Restaurants & Leisure - 2.86%
90,000	DineEquity, Inc.	1,040,400
48,500	Orient-Express Hotels Ltd.	371,510
70,000	Wyndham Worldwide Corp.	458,500
		1,870,410
	Household Durables - 1.41%
23,500	Snap-On, Inc.	925,430
	Independent Power Producers & Energy Traders - 0.82%
74,000	Calpine Corp. (a)	538,720
	Industrial Conglomerates - 1.57%
26,500	Tyco International Ltd.	572,400
26,000	Walter Industries, Inc.	455,260
		1,027,660
	IT Services - 3.52%
62,000	Broadridge Financial Solutions, Inc.	777,480
48,500	Metavante Technologies, Inc.	781,335
52,000	Western Union Co.	745,680
		2,304,495
	Machinery - 15.73%
77,000	Altra Holdings, Inc. (a)	609,070
50,000	American Railcar Industries, Inc.	526,500
80,000	Colfax Corp. (a)	831,200
25,500	Dover Corp.	839,460
26,500	Harsco Corp.	733,520
18,000	ITT Corp.	827,820
25,000	Joy Global, Inc.	572,250
36,000	Key Technology, Inc. (a)	680,040
27,500	L.B. Foster Co. (a)	860,200
62,000	Manitowoc Company, Inc.	536,920
44,000	Mueller Water Products, Inc. - Class A	369,600
59,000	Mueller Water Products, Inc. - Class B	497,960
94,000	Portec Rail Products, Inc.	679,620
46,000	Tecumseh Products Co. (a)	440,680
34,000	Terex Corp. (a)	588,880
36,000	Timken Co.	706,680
		10,300,400
	Metals & Mining - 4.45%
40,000	AMCOL International Corp.	838,000
23,000	Haynes International, Inc. (a)	566,260
23,000	Kaiser Aluminum Corp.	517,960
12,000	Newmont Mining Corp.	488,400
22,000	Peabody Energy Corp.	500,500
		2,911,120
	Multiline Retail - 1.33%
120,000	Dillard's, Inc.	476,400
90,000	Saks, Inc. (a)	394,200
		870,600
	Oil, Gas & Consumable Fuels - 7.24%
22,000	Comstock Resources, Inc. (a)	1,039,500
80,000	EXCO Resources, Inc. (a)	724,800
24,000	Goodrich Petroleum Corp. (a)	718,800
47,000	Patriot Coal Corp. (a)	293,750
55,000	Petrohawk Energy Corp. (a)	859,650
38,000	Southwestern Energy Co. (a)	1,100,860
		4,737,360
	Real Estate - 1.38%
95,000	Forestar Real Estate Group, Inc. (a)	904,400
	Road & Rail - 2.82%
34,000	Genesee & Wyoming, Inc. (a)	1,037,000
17,000	Union Pacific Corp.	812,600
		1,849,600
	Specialty Retail - 1.13%
130,000	Sally Beauty Holdings, Inc. (a)	739,700
	Thrifts & Mortgage Finance - 1.61%
65,000	First Niagara Financial Group, Inc.	1,051,050
	TOTAL COMMON STOCKS (Cost $100,698,275)	$65,822,910

	SHORT TERM INVESTMENTS - 0.10%
	Investment Companies - 0.10%
61,754	Fidelity Institutional Government Portfolio	$61,754
	TOTAL SHORT TERM INVESTMENTS (Cost $61,754)	$61,754

	Total Investments (Cost $100,760,029) (b) - 100.62%	$65,884,664
	Liabilities in Excess of Other Assets - (0.62)%	(405,033)
	TOTAL NET ASSETS - 100.00%	$65,479,631

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.30%
	Aerospace & Defense - 1.51%
20,000	Hexcel Corp. (a)	$147,800
11,000	KBR, Inc.	167,200
		315,000
	Auto Components - 0.76%
10,000	WABCO Holdings, Inc.	157,900
	Beverages - 0.90%
11,500	Dr. Pepper Snapple Group, Inc. (a)	186,875
	Capital Markets - 5.52%
22,000	Epoch Holding Corp.	166,980
21,000	Janus Capital Group, Inc.	168,630
8,000	Lazard Ltd.	237,920
40,000	Pzena Investment Management, Inc.	168,800
30,000	Sanders Morris Harris Group, Inc.	179,700
5,000	Stifel Financial Corp. (a)	229,250
		1,151,280
	Chemicals - 3.98%
4,500	FMC Corp.	201,285
8,500	Koppers Holdings, Inc.	183,770
41,000	Solutia, Inc. (a)	184,500
13,500	Zep, Inc.	260,685
		830,240
	Commercial Banks - 0.85%
13,000	Marshall & Ilsley Corp.	177,320
	Commercial Services & Supplies - 4.64%
7,000	The Brink's Co.	188,160
10,500	Brink's Home Security Holdings, Inc. (a)	230,160
12,500	Duff & Phelps Corp. - Class A (a)	239,000
10,000	PHH Corp. (a)	127,300
20,000	United Rentals, Inc. (a)	182,400
		967,020
	Computers & Peripherals - 0.71%
10,000	Teradata Corp. (a)	148,300
	Construction & Engineering - 9.00%
14,000	ABB Ltd. - ADR	210,140
8,000	AECOM Technology Corp. (a)	245,840
17,000	Chicago Bridge & Iron Co.	170,850
7,500	Foster Wheeler Ltd. (a)	175,350
5,000	Granite Construction, Inc.	219,650
36,000	Great Lakes Dredge & Dock Corp.	149,400
18,000	McDermott International, Inc. (a)	177,840
16,000	Orion Marine Group, Inc. (a)	154,560
9,000	Quanta Services, Inc. (a)	178,200
9,500	The Shaw Group, Inc. (a)	194,465
		1,876,295
	Construction Materials - 1.53%
1,700	Martin Marietta Materials, Inc.	165,036
4,500	Texas Industries, Inc.	155,250
		320,286
	Consumer Finance - 1.00%
22,000	Discover Financial Services	209,660
	Containers & Packaging - 1.76%
5,500	AptarGroup, Inc.	193,820
36,000	Temple-Inland, Inc.	172,800
		366,620
	Diversified Financial Services - 0.76%
8,000	Leucadia National Corp.	158,400
	Diversified Telecommunication Services - 0.86%
55,000	Fairpoint Communications, Inc.	180,400
	Electric Utilities - 2.34%
4,500	ITC Holdings Corp.	196,560
5,000	Otter Tail Corp.	116,650
9,000	Portland General Electric Co.	175,230
		488,440
	Electrical Equipment - 3.25%
6,000	Acuity Brands, Inc.	209,460
6,000	AMETEK, Inc.	181,260
50,000	Magnetek, Inc. (a)	120,000
7,000	Thomas & Betts Corp. (a)	168,140
		678,860
	Energy Equipment & Services - 3.47%
10,500	Halliburton Co.	190,890
8,000	Helmerich & Payne, Inc.	182,000
23,000	Tesco Corp. (a)	164,220
22,000	Willbros Group, Inc. (a)	186,340
		723,450
	Food & Staples Retailing - 0.90%
6,500	CVS Caremark Corp.	186,810
	Food Products - 1.01%
11,000	Hain Celestial Group, Inc. (a)	209,990
	Health Care Equipment & Supplies - 0.87%
5,000	Covidien Ltd.	181,200
	Health Care Providers & Services - 1.87%
11,000	Air Methods Corp. (a)	175,890
6,000	AmerisourceBergen Corp.	213,960
		389,850
	Health Care Technology - 1.02%
14,000	IMS Health, Inc.	212,240
	Hotels, Restaurants & Leisure - 4.78%
20,000	DineEquity, Inc.	231,200
18,000	Gaylord Entertainment Co. (a)	195,120
28,000	Orient-Express Hotels Ltd.	214,480
7,000	Vail Resorts, Inc. (a)	186,200
26,000	Wyndham Worldwide Corp.	170,300
		997,300
	Household Durables - 0.85%
4,500	Snap-On, Inc.	177,210
	Independent Power Producers & Energy Traders - 0.87%
25,000	Calpine Corp. (a)	182,000
	Industrial Conglomerates - 0.88%
10,500	Walter Industries, Inc.	183,855
	Insurance - 3.94%
8,000	Arthur J. Gallagher & Co.	207,280
8,500	Covanta Holding Corp. (a)	186,660
12,000	Fidelity National Financial, Inc.	213,000
8,000	HCC Insurance Holdings, Inc.	214,000
		820,940
	IT Services - 1.63%
13,000	Broadridge Financial Solutions, Inc.	163,020
11,000	Metavante Technologies, Inc.	177,210
		340,230
	Machinery - 15.53%
9,500	Bucyrus International, Inc. - Class A	175,940
20,000	Colfax Corp. (a)	207,800
6,000	Dover Corp.	197,520
9,000	EnPro Industries, Inc. (a)	193,860
3,500	Flowserve Corp.	180,250
14,000	Greenbrier Companies, Inc.	96,180
7,000	Harsco Corp.	193,760
18,000	John Bean Technologies Corp. (a)	147,060
7,500	Joy Global, Inc.	171,675
9,000	Key Technology, Inc. (a)	170,010
6,000	L.B. Foster Co. (a)	187,680
18,000	Manitowoc Company, Inc.	155,880
10,000	Mueller Water Products, Inc. - Class A	84,000
10,000	Mueller Water Products, Inc. - Class B	84,400
24,000	Portec Rail Products, Inc.	173,520
9,000	Tennant Co.	138,600
9,500	Terex Corp. (a)	164,540
8,500	Timken Co.	166,855
12,000	Titan Machy, Inc. (a)	168,720
11,500	Trinity Industries, Inc.	181,240
		3,239,490
	Metals & Mining - 1.58%
6,500	Haynes International, Inc. (a)	160,030
7,500	Kaiser Aluminum Corp.	168,900
		328,930
	Multiline Retail - 0.84%
40,000	Saks, Inc. (a)	175,200
	Oil, Gas & Consumable Fuels - 5.47%
7,000	Consol Energy, Inc.	200,060
23,000	EXCO Resources, Inc. (a)	208,380
26,000	Patriot Coal Corp. (a)	162,500
8,000	Penn Virginia Corp.	207,840
12,000	Petrohawk Energy Corp. (a)	187,560
7,500	Plains Exploration & Production Co. (a)	174,300
		1,140,640
	Paper & Forest Products - 0.48%
12,000	Clearwater Paper Corp. (a)	100,680
	Real Estate - 1.37%
30,000	Forestar Real Estate Group, Inc. (a)	285,600
	Road & Rail - 1.92%
7,500	Genesee & Wyoming, Inc. (a)	228,750
9,000	Kansas City Southern (a)	171,450
		400,200
	Software - 1.06%
5,000	Factset Research Systems, Inc.	221,200
	Textiles, Apparel & Luxury Goods - 0.70%
11,500	Hanesbrands, Inc. (a)	146,625
	Thrifts & Mortgage Finance - 0.89%
11,500	First Niagara Financial Group, Inc.	185,955
	TOTAL COMMON STOCKS (Cost $26,203,667)	$19,042,491

	EXCHANGE-TRADED FUNDS - 3.42%
	Banks - 1.82%
13,000	SPDR KBW Regional Banking ETF	$379,080
	Specialty - Natural Resources - 1.60%
7,000	PowerShares DB Agriculture Fund Trust	183,400
6,500	United States Natural Gas Fund, LP (a)	150,605
		334,005
	TOTAL EXCHANGE-TRADED FUNDS (Cost $920,529)	$713,085

	SHORT TERM INVESTMENTS - 8.87%
	Investment Companies - 8.87%
1,849,298	Fidelity Institutional Government Portfolio	$1,849,298
	TOTAL SHORT TERM INVESTMENTS (Cost $1,849,298)	$1,849,298

	Total Investments (Cost $28,973,494) (b) - 103.59%	$21,604,874
	Liabilities in Excess of Other Assets - (3.59)%	(748,792)
	TOTAL NET ASSETS - 100.00%	$20,856,082

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

KEELEY Funds, Inc.
Notes to Schedule of Investments
December 31, 2008 (Unaudited)

1)  Securities Lending

KEELEY Funds, Inc. (“the Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, an amount at least equal to 100% of the market value of the loaned securities.  As of December 31, 2008, only KEELEY Small Cap Value Fund (“KSCVF”) had securities on loan and those loaned securities had a market value of $73,288,297 and KSCVF received cash collateral for the loan of $74,721,041.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed by the Board.  However, the above figures do not reflect the value of the collateral on December 31, 2008 which was calculated overnight and made available on January 2, 2009 and which reflects a collateralization level of more than 100% of the value of the underlying securities.

On September 16, 2008, KSCVF executed a request to redeem 100% of its cash collateral invested in the Reserve Primary Fund.  As of December 31, 2008, the Reserve Primary Fund had not honored this request and was subject to a variety of private lawsuits, as well as SEC investigation and oversight.  As a result, KSCVF recorded a receivable for securities lending collateral sold on its Statement of Assets and Liabilities in anticipation of the collateral expected to be received from the Reserve Primary Fund.  As of December 31, 2008, KSCVF received $63,143,621 of the original $80,093,050 cash collateral redemption.  The remaining receivable for securities lending collateral was $16,847,716 as of December 31, 2008.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2008 through December 31, 2008.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2008	Additions	Reductions	At December 31, 2008	Income	At December 31, 2008
Albany International Corp.	1,445,000	-	(15,000)	1,430,000	$171,600	$18,361,200
Allis Chalmers Energy, Inc.	2,075,000	-	(145,000)	1,930,000	-	10,615,000
Altra Holdings, Inc.	2,005,000	2,500	(22,500)	1,985,000	-	15,701,350
AM Castle & Co.	1,827,500	10,000	(2,500)	1,835,000	109,950	19,873,050
AMCOL International Corp.	1,935,000	5,800	(20,800)	1,920,000	345,600	40,224,000
American Railcar Industries, Inc.	1,237,500	5,000	(22,500)	1,220,000	37,125	12,846,600
Ampco-Pittsburgh Corp.	1,010,000	2,500	(12,500)	1,000,000	180,000	21,700,000
Arch Chemicals, Inc.	1,310,000	39,500	(9,500)	1,340,000	263,500	34,933,800
AZZ, Inc.	1,050,000	1,700	(11,700)	1,040,000	-	26,104,000
Brush Engineered Materials, Inc.	1,220,000	-	(20,000)	1,200,000	-	15,264,000
Callon Petroleum Co.(1)	1,395,000	-	(1,395,000)	-	-	-
Carmike Cinemas, Inc.	1,345,000	-	(57,500)	1,287,500	-	4,699,375
CIRCOR International, Inc.	1,137,500	5,000	(5,000)	1,137,500	42,563	31,281,250
CKE Restaurants, Inc.(1)	2,657,500	37,500	(30,000)	2,665,000	157,800	23,132,200
Colfax Corp.	2,427,500	22,500	-	2,450,000	-	25,455,500
Cowen Group, Inc.(1)	745,000	-	(140,000)	605,000	-	3,847,800
Denny's Corp.	5,700,000	10,000	-	5,710,000	-	11,362,900
DineEquity, Inc.	870,000	10,000	-	880,000	217,500	10,172,800
EnPro Industries, Inc.	1,185,000	25,000	(10,000)	1,200,000	-	25,848,000
Fairpoint Communications, Inc.	6,950,000	25,000	-	6,975,000	1,796,063	22,878,000

Federal Signal Corp.	2,857,500	17,500	(5,000)	2,870,000	172,050	23,562,700
Genesee & Wyoming, Inc.	1,910,000	-	(60,000)	1,850,000	-	56,425,000
Greenbrier Companies, Inc.	2,059,900	7,500	(107,400)	1,960,000	160,792	13,465,200
Haynes International, Inc.	735,000	15,000	(2,500)	747,500	-	18,403,450
Home Federal Bancorp, Inc.	1,135,000	11,500	-	1,146,500	62,645	12,290,480
IBERIABANK Corp.	809,500	25,500	-	835,000	283,900	40,080,000
Integrated Electrical Services, Inc.	903,000	-	-	903,000	-	7,910,280
Interstate Hotels & Resorts, Inc.	2,225,000	-	-	2,225,000	-	1,535,250
Koppers Holdings, Inc.	1,462,500	5,000	(7,500)	1,460,000	320,650	31,565,200
L.B. Foster Co.	1,075,000	-	(5,000)	1,070,000	-	33,469,600
Ladish, Inc.	1,340,000	5,000	-	1,345,000	-	18,628,250
Lance, Inc.	1,975,000	-	(27,500)	1,947,500	311,600	44,675,650
Layne Christensen Co.	1,530,000	5,000	-	1,535,000	-	36,855,350
Lindsay Manufacturing Co.	765,000	-	(40,000)	725,000	55,313	23,047,750
Maidenform Brands, Inc.	2,582,500	-	-	2,582,500	-	26,212,375
Marcus Corp.	2,150,000	12,500	(2,500)	2,160,000	182,538	35,056,800
Meadowbrook Insurance Group, Inc.(1)	1,885,000	20,000	-	1,905,000	37,800	12,268,200
Midas, Inc.	1,487,500	2,500	-	1,490,000	-	15,630,100
Movado Group, Inc.(1)	1,782,500	-	(1,782,500)	-	142,400	-
Natural Gas Services Group, Inc.	1,820,000	2,500	(2,500)	1,820,000	-	18,436,600
Neenah Paper, Inc.	1,277,500	2,500	-	1,280,000	127,750	11,315,200
Pharmerica Corp.	2,450,000	50,000	(10,000)	2,490,000	-	39,018,300
Pioneer Drilling Co.	3,465,000	5,000	-	3,470,000	-	19,327,900
Quanex Building Products Corp.	1,990,000	15,000	(5,000)	2,000,000	59,850	18,740,000
RBC Bearings, Inc.	1,372,500	5,000	(2,500)	1,375,000	-	27,885,000
Red Lion Hotels Corp.	1,462,500	-	-	1,462,500	-	3,480,750
Robbins & Myers, Inc.	1,850,000	2,500	(7,500)	1,845,000	69,094	29,833,650
South Jersey Industries, Inc.	1,627,500	2,500	(7,500)	1,622,500	482,694	64,656,625
Stage Stores, Inc.	2,007,500	-	-	2,007,500	100,375	16,561,875
Sun Hydraulics, Inc.	965,000	-	-	965,000	86,850	18,180,600
Superior Well Services, Inc.	1,915,000	-	-	1,915,000	-	19,150,000
Tennant Co.	1,500,000	17,500	(2,500)	1,515,000	196,950	23,331,000
Thomas Weisel Partners Group, Inc.(1)	1,285,000	-	(120,000)	1,165,000	-	5,498,800
Titan International, Inc.	1,947,500	20,000	(2,500)	1,965,000	9,825	16,211,250
TreeHouse Foods, Inc.	1,775,000	17,500	(7,500)	1,785,000	-	48,623,400
Universal Stainless & Alloy	732,500	2,500	-	735,000	-	10,650,150
Watts Water Technologies, Inc. - Class A	1,560,000	55,000	(25,000)	1,590,000	172,425	39,702,300
Wendys Arbys Group, Inc.(1)	1,579,000	231,000	(398,517)	1,411,483	25,950	6,972,726
Westfield Financial, Inc.	1,795,000	20,000	-	1,815,000	543,000	18,730,800
Zale Corp.(1)	3,165,000	2,500	(3,167,500)	-	-	-
Zep, Inc.	1,155,000	17,500	(2,500)	1,170,000	46,500	22,592,700
					$6,972,652	$1,304,282,086
(1)Issuer was not an affiliate as of December 31, 2008.

3)  Significant Accounting Policies

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Funds’ fiscal year end.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of December 31, 2008, involving the Funds’ assets carried at value.  The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

KEELEY Small Cap Value Fund	$ 4,394,535,547	$ -	$ -	$ 4,394,535,547
KEELEY Mid Cap Value Fund	73,561,352	-	-	73,561,352
KEELEY All Cap Value Fund	65,884,664	-	-	65,884,664
KEELEY Small-Mid Cap Value Fund	21,604,874	-	-	21,604,874

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Small-Mid Cap Value Fund

Cost of Investments	$ 6,228,492,808	$ 100,758,674	$ 100,760,029	$ 28,973,494

Gross unrealized appreciation	253,589,158	1,794,832	3,813,767	357,433
Gross unrealized depreciation	(2,087,546,419)	(28,992,154)	(38,689,132)	(7,726,053)
Net unrealized appreciation	$ (1,833,957,261)	$ (27,197,322)	$ (34,875,365)	$ (7,368,620)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title) /s/ John L. Keeley, Jr.
                                                                 John L. Keeley, Jr., President

Date  2/17/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John L. Keeley, Jr.
                                                                    John L. Keeley, Jr., President

Date  2/17/2009

By (Signature and Title)*  /s/ Robert Kurinsky
                                                                    Robert Kurinsky, Treasurer

Date  2/17/2009

* Print the name and title of each signing officer under his or her signature.